Business Combinations (Significant Components of Acquired Assets and Liabilities) (Details) (Platform Services and Prepaid Card Distribution Businesses [Member], CNY)	Aug. 31, 2013	Dec. 31, 2012
Platform Services and Prepaid Card Distribution Businesses [Member]
Assets acquired
Cash and cash equivalents	29,262,000	31,585,000
Accounts receivable, net of allowance for doubtful accounts	409,000	80,000
Accounts receivable due from related parties	175,480,000	149,310,000
Prepayments and other current assets	2,682,000	4,882,000
Other receivables due from related parties	540,025,000	821,673,000
Property and equipment, net	51,137,000	67,934,000
All other current and noncurrent assets	19,715,000	18,019,000
Total assets consolidated into the Group	818,710,000	1,093,483,000
Liabilities acquired
Accounts payable	28,129,000	12,100,000
Accounts payable due to related parties	296,182,000	362,720,000
Taxes payable	5,588,000	9,637,000
Deferred revenue	202,380,000	211,769,000
Other payables due to related parties	56,654,000	0
Other payables and accruals	62,826,000	135,958,000
All other current and noncurrent liabilities	38,905,000	186,387,000
Total liabilities consolidated into the Group	690,664,000	918,571,000
Total equity consolidated into the Group	128,046,000	174,912,000
Receivables between the Group and the acquired businesses	73,900,000	60,300,000
Payables between the Group and the acquired businesses	268,400,000	324,800,000